Allowance for Loan Losses - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Allowance For Loan Losses [Line Items]
Qualitative Factors Utilized By Management	, management eliminated its qualitative factor based on a 21-day weighted average of the VIX index, a real-time index that measures the expectation of the market’s 30-day forward-looking volatility, and replaced it with a multi-factor linear regression encompassing the following economic data: Case Shiller for North Carolina (NC) home price index, NC unemployment rate, 2-year 10-year US Treasury spread, customer sentiment, and a VIX quarterly average factor
Average Number Of Days Fixed For Qualitative Measurement Factor	21 days
Increase In Provision For Loan	$ 379,000
Financing receivable recorded investment number of days past due	90 days
Total Past Due Loans	$ 4,155,000	$ 3,536,000
Loans 90 Days or More Past Due and Non - Accrual [Member]
Allowance For Loan Losses [Line Items]
Total Past Due Loans	3,758,000	$ 2,922,000
Paycheck Protection Program [Member]
Allowance For Loan Losses [Line Items]
Loans Subject To Additional Reserves	$ 132,000
Percentage Of Guaranteed Loans	100.00%